WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule Of Warrants Outstanding and Exercisable
The following table outlines the warrants outstanding as of September 30, 2016.

Warrants	Outstanding	Number of Warrants Exercisable Into One Common Share	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	1,532,598	50.4 million	48	$ 561.00	April 2021 – July 2021
Class B	1,310,956	50.4 million	29	$ 561.00	April 2021 – July 2021
Series B	1,074,082	50.4 million	34	$84.1 million	March 2021 – July 2021
Series D	3,503,116	840,000	8	$37,920.00	June 2021
2015 Subordination	105,516	840,000	2	$37,920.00	June 2021
Series G	3,075,000	24,000	159	$ 561.00	June 2021
Series H	56,250,000	24,000	2,346	$49,920.00	December 2021
2016 Subordination	1,687,500	24,000	71	$49,920.00	December 2021
Common	372,331	50.4 million	19	$561.00 – $1,612.8 million	July 2016 – July 2021
Total Warrants	68,911,099		2,697

The following table outlines the warrants outstanding and exercisable as of December 31, 2014:

Warrants	Outstanding and Exercisable	Warrant Exercise Price	Common Stock Exchange Ratio	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	2,041,239	$4.92	50.4 million: 1	1	$248.0 million	April 2021 – July 2021
Class B	1,645,845	$0.20	50.4 million: 1	1	$10.1 million	April 2021 – July 2021
Series A	1,322,500	$7.00	50.4 million: 1	1	$352.8 million	October 2015
Common	438,356	$2.00 – $32.00	50.4 million: 1	1	$100.8 million – $1,612.8 million	April 2016 – July 2021
Total Warrants	5,447,940			4

The following table outlines the warrants outstanding and exercisable as of December 31, 2015:

Warrants	Outstanding and Exercisable	Warrant Exercise Price	Common Stock Exchange Ratio	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	1,532,598	$0.03	50.4 million: 1	48	$1.6 million	April 2021 – July 2021
Class B	1,310,956	$0.03	50.4 million: 1	29	$1.6 million	April 2021 – July 2021
Series B	1,074,082	$8.75	50.4 million: 1	34	$441.0 million	March 2021 – July 2021
Series C	5,229,973	$2.55	50.4 million: 1	65	$128.5 million	January 2017
Series D	3,503,116	$1.85	2,800: 1	8	$1.6 million	June 2021
Subordination	105,516	$1.85	2,800: 1	2	$1.6 million	June 2021
Common	463,356	$0.03 – $32.00	168,000: 1	26	$1.6 million – $1,612.8 million	April 2016 – July 2021
Total Warrants	13,219,597			212

Assumptions used in Calculating Fair Value of Warrants Granted
The following is the weighted average of the assumptions used in calculating the fair value of the warrants at an exchange ratio of 50.4 million warrants for one share of common stock after they were modified in September 2014 using the Black-Scholes method:

Fair market value of one share of common stock	$249.0 million
Aggregate exercise price of 50.4 million warrants	$504.0 million
Risk free rate	0.61%
Dividend yield	0.00%
Expected volatility	37.23%
Remaining contractual term	1.97 years

Summary of Stock Option Activity
The following table summarizes the Company’s total option activity for the nine months ended September 30, 2016:

	Options	Weighted Average Option Exercise Price	Total Shares of Common Stock Underlying the Option	Aggregate Exercise Price for One Common Share	Weighted Average Remaining Contractual Term in Years
As of September 30, 2016:
Options outstanding as of January 1, 2016	792,534	$2.84	88	$143.1 million	8.0
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	(52,000)	$2.36	(15)	$119.2 million	—
Options outstanding as of September 30, 2016	740,534	$2.88	73	$144.9 million	7.2

The following table summarizes the Company’s total option activity for the years ended December 31, 2015 and 2014:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Intrinsic Value
As of December 31, 2014:
Options outstanding as of January 1, 2014	115,750	$30.00	6.3
Granted	619,784	$2.86	9.4
Exercised	—	—	—
Forfeited/expired	(32,500)	$8.92	5.7
Options outstanding as of December 31, 2014	703,034	$2.98	8.8	$—
As of December 31, 2015:
Options outstanding as of January 1, 2015	703,034	$2.98	8.8
Granted	117,500	$2.56	9.6
Exercised	—	—	—
Forfeited/expired	(28,000)	$5.16	8.6
Options outstanding as of December 31, 2015	792,534	$2.84	8.0	$—

Common Stock Warrants Activity
The following table summarizes the common stock warrant activity during the nine months ended September 30, 2016:

	Common Stock Warrants	Weighted Average Warrant Exercise Price	Weighted Average Remainder Contractual Term in Years
As of September 30, 2016:
Warrants Outstanding as of January 1, 2016	13,219,597	$2.71	4.7
Granted	119,897,500	$1.18	5.3
Exercised	(5,314,973)	$2.53	—
Expired	(91,025)	$10.00	—
Extinguished	(58,800,000)	$0.25	—
Warrants outstanding as of September 30, 2016	68,911,099	$1.80	5.1

The following table summarizes the common stock warrant activity during the years ended December 31, 2015 and 2014:

	Common Stock Warrants	Weighted Average Exercise Price $	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	274,420	8.00	4.2
Granted	5,331,520	3.91	5.5
Exercised	(158,000)	0.20	6.6
Expired	—	—	—
Warrants outstanding as of December 31, 2014	5,447,940	4.17	4.9
As of December 31, 2015:
Warrants outstanding as of January 1, 2015	5,447,940	4.17	4.9
Granted	26,617,714	2.71	4.3
Exercised	(17,547,639)	2.47	4.0
Expired	(1,298,418)	2.48	3.4
Warrants outstanding as of December 31, 2015	13,219,597	2.71	4.7

Preferred A Stock Warrants
Summary of Stock Option Activity
The following table summarizes the Preferred A stock warrant activity during the year ended December 31, 2014:

	Preferred A Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	2,231,727	$0.16	3.1
Granted	—	—	—
Converted	(2,231,727)	0.16	2.3
Expired	—	—	—
Warrants outstanding as of December 31, 2014	—	$—	—

Preferred D Stock Warrants
Summary of Stock Option Activity
The following table summarizes the preferred D stock warrant activity during the year ended December 31, 2014:

	Preferred D Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	—	—	—
Granted	7,200,000	$0.025	6.8
Converted	(7,200,000)	$0.025	6.7
Expired	—	—	—
Warrants outstanding as of December 31, 2014	—	$—	—